Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2018	2017	2016
Revenue
North America (mainly United States)	$2,550,234	$2,546,290	$2,381,122
Europe	572,196	488,932	513,295
Rest of the world	852,407	831,933	823,812

Total	$3,974,837	$3,867,155	$3,718,229

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2018	2017
Long-lived Assets(1)
Europe	$187,884	$151,794
North America	88,251	71,980
Rest of the world:
Israel	161,726	66,628
India	37,239	43,118
Others	21,485	22,165

Total	$496,585	$355,685

(1)	Property and equipment, net.

Revenue and Customer Information

Total revenue consists of the following:

	Year Ended September 30,
	2018	2017	2016
amdocsONE solutions	$3,930,186	$3,809,088	$3,629,698
Directory	44,651	58,067	88,531

Total	$3,974,837	$3,867,155	$3,718,229